Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies

13.    Commitments and Contingencies

The Company leases 36,654 square feet of office space in two adjacent buildings in Bothell, Washington, for its research and development and administrative activities. In September 2013, the Company and the landlord entered into an amendment to the lease under which, among other things, the lease term was extended to February 28, 2017, the Company was given an option to lease additional space and the Company was given an option to renew the lease for an additional three-year term at the market rates prevailing at the time of renewal. Rent expense totaled $0.8 million for each of the years ended December 31, 2012 and 2013.

The Company had contract manufacturing and purchase obligations totaling $4.9 million at December 31, 2013 related to manufacturing its product candidates for use in clinical trials, including long-term stability studies.

Future aggregate minimum payments under noncancelable operating leases as of the date indicated are as follows:

December 31, 2013
(in thousands)

Years Ending
2014	$489
2015	612
2016	639
2017	109

Total minimum lease payments	$1,849